UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

New Horizons Fund

Investor Class (PRNHX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Investor Class	$39	0.79%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$21,664,894
Number of Portfolio Holdings	232

Portfolio Turnover Rate	12.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	28.4%
Health Care	28.2
Information Technology	24.3
Consumer Discretionary	6.3
Energy	5.2
Financials	3.6
Materials	1.2
Consumer Staples	0.5
Communication Services	0.0
Other	2.3

Top Ten Holdings (as a % of Net Assets)

Weatherford International	2.6%
Saia	2.6
Toast	2.5
Booz Allen Hamilton Holding	2.4
Dayforce	2.4
Teledyne Technologies	2.4
Globant	2.4
IDEX	2.4
Paylocity Holding	2.3
TechnipFMC	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F42-053 8/24

New Horizons Fund

Investor Class (PRNHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

New Horizons Fund

I Class (PRJIX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - I Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$21,664,894
Number of Portfolio Holdings	232

Portfolio Turnover Rate	12.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	28.4%
Health Care	28.2
Information Technology	24.3
Consumer Discretionary	6.3
Energy	5.2
Financials	3.6
Materials	1.2
Consumer Staples	0.5
Communication Services	0.0
Other	2.3

Top Ten Holdings (as a % of Net Assets)

Weatherford International	2.6%
Saia	2.6
Toast	2.5
Booz Allen Hamilton Holding	2.4
Dayforce	2.4
Teledyne Technologies	2.4
Globant	2.4
IDEX	2.4
Paylocity Holding	2.3
TechnipFMC	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F532-053 8/24

New Horizons Fund

I Class (PRJIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

New Horizons Fund

Z Class (TRUZX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$21,664,894
Number of Portfolio Holdings	232

Portfolio Turnover Rate	12.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	28.4%
Health Care	28.2
Information Technology	24.3
Consumer Discretionary	6.3
Energy	5.2
Financials	3.6
Materials	1.2
Consumer Staples	0.5
Communication Services	0.0
Other	2.3

Top Ten Holdings (as a % of Net Assets)

Weatherford International	2.6%
Saia	2.6
Toast	2.5
Booz Allen Hamilton Holding	2.4
Dayforce	2.4
Teledyne Technologies	2.4
Globant	2.4
IDEX	2.4
Paylocity Holding	2.3
TechnipFMC	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1263-053 8/24

New Horizons Fund

Z Class (TRUZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund –
.
PRJIX New Horizons Fund–
.
I Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 56.22 $ 46.33 $ 76.81 $ 82.28 $ 59.37 $ 48.20
Investment
activities
Net investment
loss
(1)(2)
(0.09) (0.19) (0.28) (0.48) (0.36) (0.20)
Net realized and
unrealized gain/
loss (1.60) 10.08 (28.02) 8.14 34.44 18.34
Total from
investment
activities (1.69) 9.89 (28.30) 7.66 34.08 18.14
Distributions
Net realized gain — — (2.18) (13.13) (11.17) (6.97)
NET ASSET
VALUE
End of period $ 54.53 $ 56.22 $ 46.33 $ 76.81 $ 82.28 $ 59.37

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(3.01)% 21.35% (37.00)% 9.71% 57.72% 37.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.79%
(4)
0.78% 0.79% 0.75% 0.75% 0.76%
Net expenses
after waivers/
payments by
Price Associates 0.79%
(4)
0.78% 0.79% 0.75% 0.75% 0.76%
Net investment
loss (0.34)%
(4)
(0.37)% (0.51)% (0.54)% (0.50)% (0.33)%
Portfolio turnover
rate 12.3% 54.8% 52.7% 42.5% 52.2% 45.8%
Net assets, end of
period (in millions) $8,898 $10,376 $9,636 $24,296 $25,489 $20,474
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 56.54 $ 46.54 $ 77.03 $ 82.55 $ 59.52 $ 48.26
Investment
activities
Net investment
loss
(1)(2)
(0.06) (0.13) (0.20) (0.39) (0.28) (0.13)
Net realized and
unrealized gain/
loss (1.60) 10.13 (28.11) 8.16 34.56 18.36
Total from
investment
activities (1.66) 10.00 (28.31) 7.77 34.28 18.23
Distributions
Net realized gain — — (2.18) (13.29) (11.25) (6.97)
NET ASSET
VALUE
End of period $ 54.88 $ 56.54 $ 46.54 $ 77.03 $ 82.55 $ 59.52

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(2.94)% 21.49% (36.91)% 9.82% 57.92% 37.85%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.65%
(4)
0.66% 0.66% 0.64% 0.64% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.65%
(4)
0.66% 0.66% 0.64% 0.64% 0.65%
Net investment
loss (0.20)%
(4)
(0.25)% (0.36)% (0.44)% (0.40)% (0.21)%
Portfolio turnover
rate 12.3% 54.8% 52.7% 42.5% 52.2% 45.8%
Net assets, end of
period (in millions) $10,570 $12,062 $10,763 $11,728 $9,621 $7,349
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 57.19 $ 46.77 $ 76.88 $ 82.36 $ 46.43
Investment activities
Net investment income
(2)(3)
0.13 0.21 0.16 0.17 0.12
Net realized and unrealized
gain/loss (1.63) 10.21 (28.09) 8.14 47.45
Total from investment activities (1.50) 10.42 (27.93) 8.31 47.57
Distributions
Net realized gain — — (2.18) (13.79) (11.64)
NET ASSET VALUE
End of period $ 55.69 $ 57.19 $ 46.77 $ 76.88 $ 82.36
Ratios/Supplemental Data
Total return
(3)(4)
(2.62)% 22.28% (36.49)% 10.52% 102.89%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.64%
(5)
0.64% 0.64% 0.64% 0.64%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.46%
(5)
0.41% 0.29% 0.20% 0.20%
(5)
Portfolio turnover rate 12.3% 54.8% 52.7% 42.5% 52.2%
Net assets, end of period (in
millions) $2,197 $2,304 $1,905 $3,246 $3,852
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Horizons Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  92.4%
COMMUNICATION SERVICES  0.0%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1) 6,047,898 —
—
Entertainment  0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 26
OfferUp , Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 881
907
Total Communication Services 907
CONSUMER DISCRETIONARY  5.7%
Automobiles  0.4%
Rivian Automotive, Class A (2) 6,007,569 80,622
80,622
Diversified Consumer Services  0.2%
Duolingo  (2) 172,687 36,035
36,035
Hotels, Restaurants & Leisure  1.0%
Cava Group (2) 1,162,104 107,785
Wingstop 267,991 113,269
221,054
Specialty Retail  2.9%
Five Below (2)(4) 2,751,692 299,852
Floor & Decor Holdings, Class A (2) 3,243,029 322,390
Framebridge , EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186 (1)(2)(3) 2,186,159 1,027
623,269
Textiles, Apparel & Luxury Goods  1.2%
Moncler (EUR)  3,237,205 198,583
On Holding, Class A (2) 1,312,312 50,917
249,500
Total Consumer Discretionary 1,210,480
CONSUMER STAPLES  0.5%
Beverages  0.0%
Celsius Holdings (2) 53,924 3,079
3,079

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  0.2%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $19,384 (1)(2)(3) 801,662 3,022
Freshpet  (2) 348,949 45,151
48,173
Personal Care Products  0.3%
elf Beauty (2) 336,277 70,860
70,860
Total Consumer Staples 122,112
ENERGY  5.2%
Energy Equipment & Services  5.2%
Noble  2,347,306 104,807
TechnipFMC 18,053,716 472,105
Weatherford International (2) 4,529,871 554,683
Total Energy 1,131,595
FINANCIALS  3.5%
Capital Markets  0.2%
StepStone Group, Class A  719,038 32,997
32,997
Financial Services  3.2%
Corpay  (2) 630,451 167,958
Toast, Class A (2) 20,629,920 531,633
699,591
Insurance  0.1%
Bowhead Specialty Holdings (2) 739,146 18,730
18,730
Total Financials 751,318
HEALTH CARE  26.1%
Biotechnology  14.3%
Agios Pharmaceuticals (2) 483,951 20,868
Akero Therapeutics (2) 1,995,635 46,818
Alnylam Pharmaceuticals (2) 1,180,486 286,858
Apellis Pharmaceuticals (2) 254,041 9,745
Arcellx  (2) 467,487 25,801
Argenx , ADR (2) 1,066,026 458,434
Ascendis Pharma, ADR (2) 732,547 99,905
Autolus Therapeutics, ADR (2) 2,276,516 7,922
Avidity Biosciences (2) 4,310,957 176,103
BeiGene , ADR (2) 143,700 20,502
Blueprint Medicines (2) 2,071,588 223,276

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Cargo Therapeutics (2) 704,317 11,565
Celldex Therapeutics (2) 940,914 34,823
Centessa Pharmaceuticals, ADR (2) 881,999 7,964
Crinetics Pharmaceuticals (2) 1,722,371 77,145
Cytokinetics (2) 848,555 45,975
Day One Biopharmaceuticals (2) 1,427,340 19,669
Disc Medicine (2) 513,818 23,158
Dyne Therapeutics (2) 568,686 20,069
Entrada Therapeutics (2) 2,019,231 28,774
Generation Bio (2) 5,360,794 15,117
Geron  (2) 1,718,860 7,288
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Ideaya Biosciences (2) 1,761,118 61,833
IGM Biosciences (2) 1,973,438 13,557
Immatics  (2) 1,208,089 14,038
Immunocore Holdings, ADR (2) 412,700 13,986
Immunovant  (2) 800,895 21,144
Insmed  (2) 4,786,851 320,719
Intellia Therapeutics (2) 513,980 11,503
Ionis Pharmaceuticals (2) 1,224,411 58,355
Keros Therapeutics (2) 881,001 40,262
Kymera Therapeutics (2) 2,979,548 88,939
Legend Biotech, ADR (2) 386,230 17,106
Madrigal Pharmaceuticals (2) 195,668 54,818
Merus  (2) 254,550 15,062
Mirum Pharmaceuticals (2) 771,099 26,364
Monte Rosa Therapeutics (2) 3,418,333 12,784
MoonLake Immunotherapeutics  (2) 626,069 27,528
Morphic Holding (2) 815,413 27,781
Neurocrine Biosciences (2) 253,597 34,913
Nurix Therapeutics (2) 1,458,535 30,440
Nuvalent , Class A (2) 402,584 30,540
Praxis Precision Medicines (2) 264,511 10,940
Prime Medicine (2) 1,149,411 5,908
Prothena  (2) 1,898,353 39,182
Relay Therapeutics (2) 1,613,462 10,520
Replimune Group (2)(4) 3,685,217 33,167
Replimune Group PIPE, Acquisition Date: 6/13/24,
Cost $6,379 (2)(3)(4) 723,217 6,183

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
REVOLUTION Medicines (2) 1,832,072 71,103
REVOLUTION Medicines, Warrants, 11/14/28 (2) 302,672 22
Rocket Pharmaceuticals (2) 1,011,983 21,788
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(3)(4) 229,118 678
Scholar Rock Holding (2)(4) 3,934,383 32,773
SpringWorks Therapeutics (2) 1,480,511 55,771
Tenaya Therapeutics (2) 2,570,794 7,969
Ultragenyx Pharmaceutical (2) 942,508 38,737
Vaxcyte  (2) 1,118,580 84,464
Vera Therapeutics (2) 1,419,998 51,375
Xencor  (2) 1,519,590 28,766
3,088,797
Health Care Equipment & Supplies  0.7%
Penumbra (2) 807,214 145,274
145,274
Health Care Providers & Services  1.2%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 1,409
Molina Healthcare (2) 870,727 258,867
260,276
Health Care Technology  1.8%
Veeva Systems, Class A (2) 2,167,412 396,658
396,658
Life Sciences Tools & Services  7.3%
Bio- Techne 4,940,054 353,955
Eurofins Scientific (EUR)  3,211,175 160,780
ICON (2) 975,900 305,916
Repligen  (2) 2,433,491 306,766
Sartorius Stedim Biotech (EUR)  259,891 42,950
Tempus AI (2) 35,695 1,249
Tempus Labs, Series D, Acquisition Date: 3/16/18 - 6/21/24,
Cost $46,048 (2)(3) 2,279,781 79,792
West Pharmaceutical Services  1,034,252 340,672
1,592,080
Pharmaceuticals  0.8%
Arvinas  (2) 2,016,090 53,668
EyePoint Pharmaceuticals (2) 1,276,070 11,102
Intra-Cellular Therapies (2) 498,404 34,136
Longboard Pharmaceuticals (2) 870,567 23,531
Pliant Therapeutics (2) 2,510,809 26,991

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Structure Therapeutics, ADR (2) 642,925 25,248
174,676
Total Health Care 5,657,761
INDUSTRIALS & BUSINESS SERVICES  28.1%
Aerospace & Defense  0.1%
Loar Holdings (2) 249,551 13,329
13,329
Building Products  0.1%
Trex  (2) 232,619 17,242
17,242
Commercial Services & Supplies  0.6%
MSA Safety  391,706 73,519
Rentokil Initial (GBP)  9,013,831 52,349
125,868
Construction & Engineering  1.5%
API Group (2) 2,249,624 84,653
WillScot Mobile Mini Holdings (2) 6,145,003 231,298
315,951
Electrical Equipment  1.2%
Hubbell  731,695 267,420
267,420
Ground Transportation  4.2%
Old Dominion Freight Line  2,054,449 362,816
Saia (2) 1,165,252 552,667
915,483
Industrial Conglomerates  2.0%
Roper Technologies  750,250 422,886
422,886
Machinery  9.1%
Atmus Filtration Technologies (2) 1,373,029 39,516
Esab 2,984,415 281,818
IDEX  2,568,155 516,713
Ingersoll Rand  4,963,813 450,913
RBC Bearings (2) 1,221,581 329,558
Toro  3,870,586 361,938
1,980,456
Passenger Airlines  0.0%
Wheels Up Earnout , Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Wheels Up Earnout , Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout , Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
—
Professional Services  7.5%
Booz Allen Hamilton Holding  3,435,813 528,772
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $18,149 (1)
(2)(3)(4) 2,653,566 11,463
Dayforce  (2)(4) 10,652,046 528,342
Leidos Holdings  454,714 66,334
Paylocity Holding (2)(4) 3,742,786 493,486
1,628,397
Trading Companies & Distributors  1.8%
SiteOne Landscape Supply (2)(4) 3,140,647 381,306
381,306
Total Industrials & Business Services 6,068,338
INFORMATION TECHNOLOGY  22.1%
Electronic Equipment, Instruments & Components  3.3%
Novanta  (2) 1,189,440 194,010
Teledyne Technologies (2) 1,359,865 527,600
721,610
IT Services  3.5%
Globant  (2)(4) 2,922,391 520,945
GoDaddy , Class A (2) 598,452 83,610
MongoDB (2) 541,237 135,287
ServiceTitan , Acquisition Date: 11/9/18 - 5/4/21, Cost $4,411 (1)
(2)(3) 118,816 9,369
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)
(2)(3) 408,330 14,211
763,422
Semiconductors & Semiconductor Equipment  4.2%
Entegris 2,953,379 399,888
MACOM Technology Solutions Holdings (2) 1,561,024 174,007
MKS Instruments  1,251,119 163,371
Monolithic Power Systems  221,412 181,930
919,196
Software  11.1%
BILL Holdings (2) 5,758,975 303,037
Confluent, Class A (2) 3,914,911 115,607

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks , Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 335,808 24,682
Datadog , Class A (2) 1,318,531 171,000
Descartes Systems Group (2) 3,037,747 294,175
Evernote Chinese Cash Escrow, EC (1) 429,118 408
Evernote Equity Holder Expense Fund, EC (1) 15,815 15
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)
(3) 2,129,852 39,594
HubSpot  (2) 705,776 416,260
Monday.com (2) 1,567,038 377,280
nCino  (2) 1,381,286 43,441
Procore Technologies (2) 5,057,598 335,369
Samsara, Class A (2) 8,594,156 289,623
Socure , Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 858
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)
(3) 657,558 3,229
2,414,578
Total Information Technology 4,818,806
MATERIALS  1.2%
Chemicals  0.0%
Ginkgo Bioworks , Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 4
Ginkgo Bioworks , Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 3
Ginkgo Bioworks , Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 2
9
Metals & Mining  0.9%
Osisko Gold Royalties (CAD)  2,495,300 38,887
Reliance  546,602 156,110
194,997
Paper & Forest Products  0.3%
Louisiana-Pacific  733,252 60,369
60,369
Total Materials 255,375
Total Common Stocks (Cost $15,120,002) 20,016,692
CONVERTIBLE PREFERRED STOCKS  4.6%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)
(3) 2,632,810 421
OfferUp , Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(2)(3) 1,375,830 1,197

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
OfferUp , Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(2)(3) 2,337,940 2,735
OfferUp , Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(2)(3) 682,712 860
OfferUp , Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)
(3) 884,802 770
5,983
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 4,324
4,324
Total Communication Services 10,307
CONSUMER DISCRETIONARY  0.6%
Hotels, Restaurants & Leisure  0.5%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 10,746
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 25,843
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 33,192
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 6,488
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 31,399
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 11,160
118,828
Specialty Retail  0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,654 (1)
(2)(3)(4) 1,756,494 22,922
22,922
Total Consumer Discretionary 141,750
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $25 (1)(2)(3) 1,323 5
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $28 (1)(2)(3) 852 3
Total Consumer Staples 8
FINANCIALS  0.1%
Capital Markets  0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 9,427

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(2)(3)(5) 24,002 9,427
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,661
Total Financials 20,515
HEALTH CARE  1.4%
Biotechnology  0.8%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 10,269
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,670 (1)(2)(3)(4) 5,677,732 20,667
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3)(4) 3,336,170 12,144
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 31,756
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $6,173 (1)(2)(3) 287,120 6,173
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3) 1,176,193 6,007
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 3,850
Insitro , Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)
(3) 1,189,622 21,759
Insitro , Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)
(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 13,087
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,682 (1)(2)(3) 2,897,679 22,682
174,246
Health Care Equipment & Supplies  0.1%
Kardium , Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3)(4) 9,149,620 7,777
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 15,685
23,462
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(2)(3) 617,862 1,409

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 5,174
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 7,202
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(2)(3) 44,229 1,747
15,532
Life Sciences Tools & Services  0.4%
Inscripta , Series E, Acquisition Date: 3/30/21, Cost $18,373 (1)
(2)(3) 2,080,677 3,891
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 84,463
88,354
Total Health Care 301,594
INDUSTRIALS & BUSINESS SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 14,475
14,475
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(2)(3) 1,453,824 9,246
Flexe , Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 2,859
12,105
Professional Services  0.2%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(2)(3)(4) 5,552,310 23,986
Checkr , Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)
(3)(4) 4,517,982 19,518
43,504
Total Industrials & Business Services 70,084
INFORMATION TECHNOLOGY  2.2%
IT Services  0.6%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 3,987
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(2)(3)(4) 288,891 1,291
ServiceTitan , Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 166
ServiceTitan , Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 81,108

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
ServiceTitan , Series E, Acquisition Date: 4/23/20,
Cost $1,606 (1)(2)(3) 47,506 3,746
ServiceTitan , Series F, Acquisition Date: 3/25/21,
Cost $3,170 (1)(2)(3) 29,532 2,329
ServiceTitan , Series G, Acquisition Date: 6/28/21,
Cost $1,631 (1)(2)(3) 13,714 1,081
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 3,199
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205 (1)(2)(3) 9,150 318
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 348
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $16,673 (1)(2)(3) 742,598 25,844
123,417
Software  1.6%
Databricks , Series F, Acquisition Date: 10/22/19,
Cost $25,522 (1)(2)(3) 1,782,729 131,031
Databricks , Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 216,243 15,894
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)
(3) 464,700 8,639
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)
(2)(3) 867,510 16,127
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)
(3) 2,755,737 51,229
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)
(3) 2,196,921 40,841
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 5,368
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 18,996
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 16,441
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3) 278,205 1,583
Socure , Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)
(2)(3) 166,753 1,042
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 855
Socure , Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 16
Socure , Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)
(2)(3) 317,219 1,983

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)
(2)(3) 6,430,431 31,573
341,618
Total Information Technology 465,035
Total Convertible Preferred Stocks (Cost $818,080) 1,009,293
PREFERRED STOCKS  0.7%
HEALTH CARE  0.7%
Life Sciences Tools & Services  0.7%
Sartorius (EUR)  651,385 152,480
Total Health Care 152,480
Total Preferred Stocks (Cost $139,016) 152,480
SHORT-TERM INVESTMENTS  2.4%
Money Market Funds  2.4%
T. Rowe Price Government Reserve Fund, 5.38% (4)(6) 513,540,091 513,540
Total Short-Term Investments (Cost $513,540) 513,540
Total Investments in Securities
100.1% of Net Assets
(Cost $16,590,638) $ 21,692,005
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,205,726 and represents 5.6% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
PIPE Private Investment in Public Equity

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Caris Life Sciences, Series C  $ — $ — $ —
Caris Life Sciences, Series D  — — —
Checkr — (2,866) —
Checkr , Series C  — (5,996) —
Checkr , Series D  — (4,879) —
Dayforce  ^^ 4,208 (191,018) —
Evolve Vacation Rental Network, Series 4  — — —
Evolve Vacation Rental Network, Series 5  — — —
Evolve Vacation Rental Network, Series 6  — — —
Evolve Vacation Rental Network, Series 7  — — —
Evolve Vacation Rental Network, Series 8  — — —
Evolve Vacation Rental Network, Series 9  — — —
Five Below  (2,548) (284,987) —
Globant 1,782 (142,002) —
Haul Hub, Series B  — (2,318) —
Haul Hub, Series C  — (751) —
Kardium , Series D-5  — — —
Kardium , Series D-6  — — —
Minted, Series E  — 3,267 —
Paylocity Holding  (3,351) (119,324) —
Replimune Group  (128) 2,632 —
Replimune Group PIPE  — (196) —
Scholar Rock, Warrants, 12/31/25  — (2,298) —
Scholar Rock Holding  377 (41,736) —
SiteOne Landscape Supply  5,225 (126,174) —
T. Rowe Price Government Reserve Fund,
5.38% — — 11,058++
Affiliates not held at period end (191,501) (10,296) —
Totals $ (185,936)# $ (928,942) $ 11,058+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
Caris Life Sciences, Series C  $ * $ — $ — $ 20,667
Caris Life Sciences, Series D  * — — 12,144
Checkr 14,329 — — 11,463
Checkr , Series C  29,982 — — 23,986
Checkr , Series D  24,397 — — 19,518
Dayforce  ^^ 722,054 — 2,694 528,342
Endava , ADR  398,991 — 371,770 —
Evolve Vacation Rental
Network, Series 4  10,746 — — 10,746
Evolve Vacation Rental
Network, Series 5  25,843 — — 25,843
Evolve Vacation Rental
Network, Series 6  33,192 — — 33,192
Evolve Vacation Rental
Network, Series 7  6,488 — — 6,488
Evolve Vacation Rental
Network, Series 8  31,399 — — 31,399
Evolve Vacation Rental
Network, Series 9  11,160 — — 11,160
Five Below  597,386 6,930 19,477 299,852
Globant 563,615 102,816 3,484 520,945
Go Maps, Series B  — — 9,940 —
Go Maps, Series B-1  — — 2,148 —
Go Maps, Series B-3  — — 4,837 —
Haul Hub, Series B  6,305 — — 3,987
Haul Hub, Series C  2,042 — — 1,291
Kardium , Series D-5  7,777 — — 7,777
Kardium , Series D-6  15,685 — — 15,685
Minted, Series E  19,655 — — 22,922
Paylocity Holding  677,731 — 64,921 493,486
Replimune Group  * 10,308 317 33,167
Replimune Group PIPE  — 6,379 — 6,183
Scholar Rock, Warrants,
12/31/25  2,976 — — 678
Scholar Rock Holding  74,700 — 191 32,773
SiteOne Landscape Supply  546,183 48,476 87,179 381,306

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 1,013,758  ¤  ¤ $ 513,540
Total $ 3,068,540^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $11,058 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,211,215.
^^ Includes previously reported affiliate Ceridian HCM Holding acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $16,590,638) $ 21,692,005
Receivable for investment securities sold 7,623
Receivable for shares sold 6,690
Dividends receivable 2,010
Due from affiliates 616
Foreign currency (cost $54) 54
Cash 9
Other assets 354
Total assets 21,709,361
Liabilities
Payable for shares redeemed 18,926
Payable for investment securities purchased 12,960
Investment management fees payable 11,293
Payable to directors 19
Other liabilities 1,269
Total liabilities 44,467
NET ASSETS $ 21,664,894

T. ROWE PRICE New Horizons Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,915,598
Paid-in capital applicable to 395,218,538 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 15,749,296
NET ASSETS $ 21,664,894
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,898,230; Shares outstanding:
163,177,706) $ 54.53
I Class
(Net assets: $10,569,657; Shares outstanding:
192,589,939) $ 54.88
Z Class
(Net assets: $2,197,007; Shares outstanding: 39,450,893) $ 55.69

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $627) $ 53,190
Securities lending 7
Other 48
Total income 53,245
Expenses
Investment management 75,000
Shareholder servicing
Investor Class $ 7,040
I Class 706 7,746
Prospectus and shareholder reports
Investor Class 93
I Class 81 174
Custody and accounting 345
Registration 59
Legal and audit 41
Directors 41
Miscellaneous 222
Waived / paid by Price Associates (7,317)
Total expenses 76,311
Net investment loss (23,066)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,149,685
Foreign currency transactions (67)
Net realized gain 1,149,618
Change in net unrealized gain / loss
Securities (1,794,412)
Other assets and liabilities denominated in foreign currencies (6)
Change in net unrealized gain / loss (1,794,418)
Net realized and unrealized gain / loss (644,800)
DECREASE IN NET ASSETS FROM OPERATIONS $ (667,866)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (23,066) $ (57,758)
Net realized gain 1,149,618 2,233,360
Change in net unrealized gain / loss (1,794,418) 2,390,004
Increase (decrease) in net assets from operations (667,866) 4,565,606
Capital share transactions
*
Shares sold
Investor Class 325,395 961,281
I Class 393,757 976,793
Z Class 139,694 200,896
Shares redeemed
Investor Class (1,524,779) (2,151,280)
I Class (1,557,861) (1,889,156)
Z Class (185,857) (226,078)
Decrease in net assets from capital share
transactions (2,409,651) (2,127,544)
Net Assets
Increase (decrease) during period (3,077,517) 2,438,062
Beginning of period 24,742,411 22,304,349
End of period $ 21,664,894 $ 24,742,411
*Share information (000s)
Shares sold
Investor Class 5,760 18,745
I Class 6,891 19,072
Z Class 2,397 3,891
Shares redeemed
Investor Class (27,165) (42,146)
I Class (27,631) (36,988)
Z Class (3,237) (4,333)
Decrease in shares outstanding (42,985) (41,759)

T. ROWE PRICE New Horizons Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.
The fund has three classes of shares: the New Horizons Fund (Investor Class), the New Horizons Fund–I Class (I Class) and the New Horizons Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net

T. ROWE PRICE New Horizons Fund

unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $113,870,000 of net gain on
$219,997,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE New Horizons Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE New Horizons Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE New Horizons Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,326,287 $ 580,211 $ 110,194 $ 20,016,692
Convertible Preferred Stocks — — 1,009,293 1,009,293
Preferred Stocks — 152,480 — 152,480
Short-Term Investments 513,540 — — 513,540
Total $ 19,839,827 $ 732,691 $ 1,119,487 $ 21,692,005

T. ROWE PRICE New Horizons Fund

is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled $3,540,000 for the six months ended June 30, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
6/30/24
Investment in Securities
Common Stocks $ 108,184 $ 11,715 $ (9,705) $ 110,194
Convertible Bonds — — — —
Convertible Preferred Stocks 1,112,383 (53,722) (49,368) 1,009,293
Total $ 1,220,567 $ (42,007) $ (59,073) $ 1,119,487
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$110,194 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
5% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount
for lack of
collectability
50% 50% Decrease

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.3x
– 11.5x
6.4x Increase
Sales growth
rate
1%
- 24%
18% Increase
Enterprise
value to gross
profit multiple
1.8x
– 15.3x
9.3x Increase
Gross profit
growth rate
17%
- 25%
25% Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,009,293 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ratio
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Probability
for potential
outcome
10%
- 80%
43% Increase
Enterprise
value to sales
multiple
1.3x
– 11.9x
6.3x Increase
Projected
enterprise
value to sales
multiple
4.3x
– 8.7x
7.2x Increase
Sales growth
rate
1%
- 124%
32% Increase
Enterprise
value to gross
profit multiple
1.8x
– 21.6x
9.8x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 21.6x
15.9x Increase
Gross profit
growth rate
6%
- 171%
50% Increase
Enterprise
value to
EBITDA
multiple
9.5x 9.5x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount rate
for cost of
capital
10%
– 30%
15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,849,077,000 and
$4,620,445,000, respectively, for the six months ended June 30, 2024.

T. ROWE PRICE New Horizons Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$226,364,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $16,658,941,000. Net unrealized gain aggregated $5,033,046,000 at period-end, of which $6,635,057,000 related to appreciated investments and $1,602,011,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE New Horizons Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $40 billion.
Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2024.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE New Horizons Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated in the table below. At June 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $— $— $(7,317)

T. ROWE PRICE New Horizons Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2024, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $2,066,000 for T. Rowe Price Services, Inc.; and
$1,303,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was reimbursed $26,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $44,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, less than 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.

T. ROWE PRICE New Horizons Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 310,570 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE New Horizons Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE New Horizons Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE New Horizons Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. Broadridge constructed peer groups consisting of mid-cap growth funds and the information provided to the
Board indicated the fund’s contractual management fee ranked in the fourth quintile
(Expense Group), the fund’s actual management fee rate ranked in the first quintile
(Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
At the request of the Adviser, Broadridge also constructed peer groups consisting of small-cap growth funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F42-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024